PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid expenses and other current assets:
Prepaid expense for bandwidth and servers	[1]	¥ 4,168	$ 604	¥ 3,298
Staff field advances		19	3	308
Other deposit and receivables	[2]	42,935	6,225	39,253
Prepaid expense and other current assets		47,122	6,832	42,859
Provision of doubtful accounts		(231)	(33)
Prepaid expenses and other current assets, net		¥ 46,891	$ 6,799	¥ 42,859

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.
[2]	Other deposit and receivables represent deductible VAT, and other deposits for operation.